Schedule of Accounts Receivable (Details) - HCYC Group Company Limited [Member] - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Up to three months	$ 573,068	$ 72,346
Less: Allowance for current expected credit losses
Total accounts receivable, net	$ 573,068	$ 72,346